Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Total Revenue from Customers By Location

 The following table summarizes total revenue from customers for the respective locations:

	Years Ended December 31,
	2012	2013	2014
United States	$26,782	$38,196	$78,686
Australia	3,281	5,875	9,260
All Other Countries	4,096	13,143	26,297

Total revenue	$34,159	$57,214	$114,243

Summarized Long-Lived Assets on Geographic Areas	The following table summarized long-lived assets in the respective locations:

	December 31,
	2013	2014
United States	$1,244	$3,711
All Other Countries	223	191

Total long-lived assets	$1,467	$3,902